Organization and Principal Business (Details Narrative) - USD ($)			12 Months Ended
	Aug. 22, 2024	Jul. 22, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Mar. 27, 2023	Mar. 23, 2023	Feb. 08, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, shares issued			27,500,000	25,000,000
Ordinary shares, par value			$ 0.0001	$ 0.0001
Shares new issued				3,750,000
Common stock value			$ 2,750	$ 2,500
Ordinary shares, shares outstanding			27,500,000	25,000,000
Shares purchase, price per share	$ 0.55
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, par value			$ 0.0001		$ 0.0001
Shares new issued	2,500,000		2,500,000	3,750,000
Common Stock [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, par value		$ 0.0001
Shares purchase		2,500,000
Shares purchase, price per share		$ 0.55
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares, shares issued						425,000	3,325,000
Ordinary shares, par value							$ 0.0001
Shares issued price per share							$ 4.00
Banle International Group Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Effective ownership percentage								100.00%
CBL International [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Effective ownership percentage			52.70%
Straits [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Effective ownership percentage			32.30%
Public Shareholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Effective ownership percentage			15.00%